Offerings - Offering: 1	Jan. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BMO 2026-C14 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-C14
Amount Registered | shares	551,098,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 551,098,000
Amount of Registration Fee	$ 76,106.63
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.